COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	2.2%
BANKING	0.6%
Morgan Stanley, 6.625%, Series Q(a)			135,440	$3,521,440
Morgan Stanley, 6.875%, Series F(a)			190,161	4,824,384
Morgan Stanley, 7.125%, Series E(a)			84,773	2,164,255

				10,510,079

FINANCIAL SERVICES	0.4%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			221,051	5,948,482

INSURANCE	0.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	23,459
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			120,185	3,133,223
Lincoln National Corp., 9.00%, Series D(a)			138,923	3,778,706

				6,935,388

UTILITIES	0.8%
Algonquin Power & Utilities Corp., 8.864% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			521,737	13,199,946

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$35,758,737)				36,593,895

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	80.5%
BANKING	50.8%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	6,680,869
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,170,022
Banco Santander SA, 4.125% to 11/12/27 (Spain)(a)(b)(d)		EUR	1,000,000	1,014,707
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)		EUR	2,800,000	3,106,454
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			2,000,000	2,094,774
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			5,800,000	6,407,063
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)			26,799,000	26,831,344
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)			16,104,000	16,338,168
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(b)			5,600,000	5,616,346
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			4,000,000	4,181,964
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)			11,541,000	12,198,040
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(d)		GBP	3,000,000	3,735,879
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP	9,000,000	11,761,603
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)			13,800,000	15,398,137
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(d)(f)			8,000,000	8,085,368
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)			16,600,000	17,210,863
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)			12,550,000	13,225,014
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)			7,300,000	7,835,236
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)			24,271,000	23,716,068
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)			5,771,000	5,129,128
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)			1,769,000	1,741,280
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)			24,767,000	24,724,151
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)			18,878,000	18,532,419
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)			21,592,000	21,602,137
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)			3,000,000	3,037,693
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)			21,855,000	22,948,908

	Principal Amount*			Value
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		1,300,000		$1,303,298
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000		9,605,149
CoBank ACB, 7.125% to 1/1/30, Series M(a)(b)		2,500,000		2,563,860
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(d)(e)		4,800,000		4,824,000
Corestates Capital II, 5.214% (3 Month USD Term SOFR + 0.912%), due 1/15/27(c)(f)		15,000,000		14,816,729
Corestates Capital III, 5.355% (3 Month USD Term SOFR + 0.832%), due 2/15/27(c)(f)		4,981,000		4,925,440
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	4,400,000		5,671,359
Credit Agricole SA, 7.25% to 9/23/28 (France)(a)(b)(d)(e)	EUR	5,000,000		5,567,676
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(f)		5,750,000		5,886,563
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		5,710,000		456,800
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(d)(e)	EUR	3,000,000		3,236,689
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	3,000,000		3,337,322
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	3,400,000		3,769,909
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		7,001,000		7,001,000
First Horizon Bank, 5.401% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,000	†	1,462,500
First Maryland Capital II, 5.683% (3 Month USD Term SOFR + 1.112%), due 2/1/27(c)		5,000,000		4,900,062
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		12,265,000		12,969,882
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		11,464,000		12,032,339
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,777,272
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(d)		4,800,000		4,804,585
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		2,001,279
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(d)		5,600,000		5,637,378
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,802,132
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		17,950,000		17,888,729
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(b)(d)		2,400,000		2,404,346
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(d)(e)		9,800,000		10,311,560
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		13,400,000		13,415,942
Intesa Sanpaolo SpA, 7.75% to 1/11/27 (Italy)(a)(b)(d)(e)	EUR	6,000,000		6,655,523
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)		3,815,000		3,866,843
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		15,832,000		16,566,098
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(d)(e)	EUR	3,000,000		3,233,386
KeyCorp Capital I, 5.312% (3 Month USD Term SOFR + 1.002%), due 7/1/28(c)		12,865,000		12,502,911
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom)(a)(b)(d)(e)	EUR	5,000,000		5,213,365
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(d)		6,000,000		5,790,358
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		12,900,000		13,059,341
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(d)		1,070,000		1,124,208
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	2,800,000		3,631,652
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(d)(e)	GBP	2,800,000		3,510,488
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(d)	GBP	5,600,000		6,722,427
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		9,700,000		9,712,098
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(d)		14,651,000		14,831,486
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		8,800,000		8,873,190
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		2,665,000		2,683,519
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		5,900,000		5,691,124
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(d)(f)		14,000,000		14,170,086
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(d)(f)		7,000,000		6,996,036
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		6,550,000		6,894,229
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		6,400,000		6,986,515
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		8,916,000		9,113,026
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		8,949,000		9,152,151
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		12,600,000		13,065,079

		Principal Amount*		Value
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(b)			5,000,000	$5,067,190
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)			20,200,000	21,156,753
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)			4,694,000	4,685,412
Truist Financial Corp., 5.27% (3 Month USD Term SOFR + 0.912%), due 3/15/28(c)			20,003,000	19,617,535
Truist Financial Corp., 5.455% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A(c)			4,150,000	4,089,285
Truist Financial Corp., 6.669% to 3/1/25, Series N(a)(b)			16,580,000	16,536,383
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(d)(e)			17,200,000	17,317,476
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a)(b)(d)(e)			10,137,000	10,147,390
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(d)(f)			8,900,000	8,942,150
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)			17,000,000	18,579,436
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)			3,400,000	3,935,541
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)		GBP	2,600,000	3,688,059
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			10,758,000	10,576,555
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(b)			5,328,000	5,326,031
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			16,475,000	16,958,442
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,579,421

				827,945,633

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(e)		EUR	3,600,000	4,069,503

ENERGY	0.1%
BP Capital Markets PLC, 4.375% to 8/19/31(a)(b)(e)		EUR	2,000,000	2,074,598

FINANCIAL SERVICES	1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			3,390,000	3,476,733
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(b)			2,005,000	1,966,935
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(b)			5,428,000	5,221,545
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(b)			5,000,000	4,555,276
ILFC E-Capital Trust I, 6.149% (3 Month USD Term SOFR + 1.812%), due 12/21/65(c)(f)			3,000,000	2,473,407

				17,693,896

HEALTH CARE	0.8%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(b)			12,514,000	12,671,207

INSURANCE	6.9%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			3,750,000	3,721,054
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)		EUR	1,600,000	1,680,298
Allstate Corp., 7.723% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			1,239,000	1,236,298
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			2,500,000	2,487,925
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(b)(e)			3,100,000	3,105,324
AXA SA, 5.125% to 1/17/27, due 1/17/47 (France)(b)(e)			1,100,000	1,099,656
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			9,280,000	9,546,027
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			4,890,000	4,720,718
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			5,443,000	5,254,398
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			5,975,000	6,264,059
Hartford Financial Services Group, Inc., 6.91% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			14,781,000	13,788,525
Lincoln National Corp., 6.595% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			1,070,000	874,043
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			1,600,000	1,732,672
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)			15,353,000	15,415,671
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)			22,340,000	22,228,340
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)			2,500,000	2,487,385
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)			4,644,000	4,658,856
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			9,540,000	8,867,811
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			2,801,000	2,968,766

				112,137,826

		Principal Amount*		Value
PIPELINES	6.5%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			3,500,000	$3,480,410
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			4,974,000	4,923,483
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			8,593,000	8,784,641
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)			2,510,000	2,607,401
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	23,998,709
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(b)			7,500,000	7,401,923
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			4,203,000	4,272,984
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			1,590,000	1,679,391
Enterprise Products Operating LLC, 7.539% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	1,495,144
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(b)(f)			10,760,000	11,075,322
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			24,125,000	23,833,005
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(f)			10,980,000	11,448,934

				105,001,347

REAL ESTATE	0.9%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)			7,149,000	7,087,479
Unibail—Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR	7,200,000	8,121,628

				15,209,107

TELECOMMUNICATIONS	0.4%
AT&T, Inc., 2.875% to 3/3/25, Series B(a)(b)		EUR	6,000,000	6,219,267

UTILITIES	12.7%
AES Corp., 6.95% to 4/15/30, due 7/15/55(b)			4,113,000	4,029,349
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			5,506,000	5,619,209
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	16,729,488
American Electric Power Co., Inc., 5.699%, due 8/15/25			6,625,000	6,654,105
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			8,944,000	9,191,463
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83 (Australia)(b)(e)		EUR	2,300,000	2,627,606
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(b)			2,020,000	2,037,667
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(b)			5,260,000	5,378,366
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	18,191,112
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			14,075,000	14,678,160
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			2,440,000	2,283,316
Electricite de France SA, 6.00% to 1/29/26 (France)(a)(b)(e)		GBP	6,600,000	8,198,015
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			21,165,000	21,439,637
Enel SpA, 6.375% to 4/16/28 (Italy)(a)(b)(e)		EUR	2,800,000	3,124,434
Eni SpA, 4.50% to 1/21/31 (Italy)(a)(b)(e)		EUR	5,200,000	5,437,638
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			8,965,000	9,162,185
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)			6,107,000	6,383,114
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(b)			4,140,000	4,153,898
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			8,600,000	8,760,776
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)			3,120,000	3,189,526
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			13,894,000	13,204,032
Sempra, 4.875% to 10/15/25(a)(b)			11,980,000	11,885,154
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			16,366,000	16,372,702
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)			8,705,000	8,464,015

				207,194,967

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,299,652,040)				1,310,217,351

		Principal Amount*	Value
CORPORATE BONDS	15.1%
ENERGY	0.1%
BP Capital Markets America, Inc., 5.017%, due 11/17/27		2,070,000	$2,093,911

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25		4,000,000	3,968,050

HEALTH CARE	0.6%
AbbVie, Inc., 4.80%, due 3/15/27		5,000,000	5,029,124
Amgen, Inc., 5.507%, due 3/2/26		5,000,000	5,000,976

			10,030,100

INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(f)		1,900,000	1,714,517

PIPELINES	0.7%
South Bow USA Infrastructure Holdings LLC, 4.911%, due 9/1/27 (Canada)(f)		7,130,000	7,105,555
South Bow USA Infrastructure Holdings LLC, 5.026%, due 10/1/29 (Canada)(f)		4,460,000	4,389,790

			11,495,345

REAL ESTATE	8.1%
American Homes 4 Rent LP, 4.25%, due 2/15/28		4,469,000	4,376,036
American Tower Corp., 1.60%, due 4/15/26		3,000,000	2,890,833
American Tower Corp., 5.80%, due 11/15/28		4,850,000	4,990,722
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,982,603
Crown Castle, Inc., 4.80%, due 9/1/28		2,000,000	1,987,932
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,744,092
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,784,783
Equinix, Inc., 1.55%, due 3/15/28		3,000,000	2,718,678
ERP Operating LP, 3.25%, due 8/1/27		1,090,000	1,053,493
Federal Realty OP LP, 3.25%, due 7/15/27		7,026,000	6,786,050
Kimco Realty OP LLC, 3.85%, due 6/1/25		5,550,000	5,528,766
Kite Realty Group Trust, 4.00%, due 3/15/25		5,715,000	5,702,932
Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28(f)		4,895,000	4,579,351
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,216,313
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		8,400,000	8,489,417
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	3,974,897
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	7,014,865
Retail Opportunity Investments Partnership LP, 6.75%, due 10/15/28		6,500,000	6,908,369
Sun Communities Operating LP, 5.50%, due 1/15/29		7,000,000	7,074,720
Tanger Properties LP, 3.875%, due 7/15/27		4,825,000	4,700,891
UDR, Inc., 3.50%, due 7/1/27		3,585,000	3,484,216
UDR, Inc., 3.50%, due 1/15/28		1,411,000	1,355,282
VICI Properties LP/VICI Note Co., Inc., 4.125%, due 8/15/30(f)		5,467,000	5,078,426
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,609,712
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 6/15/25(f)		13,500,000	13,478,956
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		6,000,000	6,060,450
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,983,317

			131,556,102

TELECOMMUNICATIONS	1.0%
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,211,677
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,242,866
T-Mobile USA, Inc., 4.75%, due 2/1/28		3,973,000	3,965,733

			15,420,276

		Principal Amount*	Value
UTILITIES	4.3%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	$12,551,471
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,020,913
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(f)		2,000,000	1,994,982
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	11,921,183
Enel Finance International NV, 7.05%, due 10/14/25 (Italy)(f)		3,000,000	3,044,826
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,349,504
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		8,500,000	8,531,724
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		5,975,000	5,980,831
Southern Co., 5.113%, due 8/1/27		3,900,000	3,925,247
WEC Energy Group, Inc., 4.75%, due 1/9/26		10,135,000	10,148,671
WEC Energy Group, Inc., 5.60%, due 9/12/26		2,088,000	2,115,927

			69,585,279

TOTAL CORPORATE BONDS (Identified cost—$245,024,419)			245,863,580

		Shares
SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.32%(j)		20,586,720	20,586,720

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$20,586,720)			20,586,720

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,601,021,916)	99.1%		1,613,261,546
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		15,322,486

NET ASSETS	100.0%		$1,628,584,032

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	73,408,423	USD	76,418,168	2/27/25	$184,857
Brown Brothers Harriman	GBP	36,026,196	USD	44,394,721	2/27/25	(270,898)
Brown Brothers Harriman	GBP	2,089,038	USD	2,598,795	2/27/25	8,786

						$(77,255)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed–rate coupon period.
(c)	Variable rate. Rate shown is in effect at January 31, 2025.
(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $401,970,471 or 24.7% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $163,124,832 which represents 10.0% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $354,419,729 which represents 21.8% of the net assets of the Fund, of which 0.1% are illiquid.

(g)	Non–income producing security.
(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven–day yield.

Country Summary	% of Net Assets
United States	53.7
Canada	12.6
United Kingdom	7.9
France	7.1
Switzerland	4.0
Italy	2.8
Japan	2.3
Netherlands	2.2
Spain	1.0
Germany	1.0
Australia	0.9
Sweden	0.8
Ireland	0.6
Finland	0.5
Other (includes short-term investments)	2.6

100.0

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Preferred Securities—Exchange-Traded	$36,593,895	$—	$—		$36,593,895
Preferred Securities—Over-the-Counter:
Banking	—	827,488,833	456,800(a	)	827,945,633
Other Industries	—	482,271,718	—		482,271,718
Corporate Bonds	—	245,863,580	—		245,863,580
Short-Term Investments	—	20,586,720	—		20,586,720

Total Investments in Securities(b)	$36,593,895	$1,576,210,851	$456,800		$1,613,261,546

Forward Foreign Currency Exchange Contracts	$—	$193,643	$—		$193,643

Total Derivative Assets(b)	$—	$193,643	$—		$193,643

Forward Foreign Currency Exchange Contracts	$—	$(270,898)	$—		$(270,898)

Total Derivative Liabilities(b)	$—	$(270,898)	$—		$(270,898)

(a)	Security has been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At January 31, 2025, the Fund did not have any option contracts outstanding.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At January 31, 2025, the Fund did not have any total return swap contracts outstanding.